EXHIBIT 99.1

DISTRIBUTION REPORT

FOR

PPLUS TRUST SERIES RRD-1 TRUST

DISTRIBUTION DATE

April 15, 2016

CLASS A CUSIP NUMBER 73941X 593

CLASS B CUSIP NUMBER 73941X 585

(i)	the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the R.R. Donnelley & Sons Company 6.625% Debentures due April 15, 2029 (the “Underlying Securities”):

Interest:	$1,987,500.00
Principal:	0.00
Premium:	0.00

(ii)	the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

Paid by the Trust:	$0.00
Paid by the Depositor:	$0.00

(iii)	the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Class A:
Interest:	$1,890,000.00
Principal:	$0.00

Class B:
Interest:	$97,500.00
Principal:	0.00

Unpaid Interest Accrued:	0.00

(iv)	the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

Principal Amount:	$60,000,000
Interest Rate:	6.625%
Rating
Moody’s Investor Service	B1*
Standard & Poor’s Rating Service	BB-

(v)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

Class A: ($25 Stated Amount)
Initial Principal Balance:	$60,000,000.00
Reduction:	(0)
Principal Balance 4/15/16:	$60,000,000.00

Class B: ($25 Notional Amount)
Initial Principal Balance:	$60,000,000.00
Reduction:	(0)
Principal Balance 4/15/16:	$60,000,000.00

* The Rating assigned to the Underlying Securities has changed since the last Distribution Report for Preferred Plus Trust Series RRD-1.